Consolidated Statements of Operations (Parentheticals) - Inflection Point Acquisition Corp - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Diluted weighted average shares outstanding of Class A ordinary shares	9,322,714	32,975,000
Diluted net loss per share	$ (0.02)	$ 0.00
Class B Ordinary Shares
Diluted weighted average shares outstanding of Class A ordinary shares	7,485,546	8,243,750
Diluted net loss per share	$ (0.02)	$ 0.00